Note Premises and equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 48.4	$ 46.9	$ 47.5
Occupancy Expense	23.7	22.6	22.9
Equipment Communications And Other Operating Expenses	24.7	24.3	24.6
Rental Income	$ 26.6	$ 27.8	$ 28.1